Financial instruments - disclosures	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Financial instruments - disclosures

Note 26	Financial instruments – disclosures

Certain disclosures required by IFRS 7 are provided in the shaded sections of the “MD&A – Management of risk”, as permitted by IFRS. The following table provides a cross-referencing of those disclosures in the MD&A.

Description	Section
For each type of risk arising from financial instruments, an entity shall disclose: the exposure to risks and how they arise; objectives, policies and processes used for managing the risks; methods used to measure the risk; and description of collateral.	Risk overview
Credit risk
Market risk
Liquidity risk
Operational risk
Reputation and legal risks
Regulatory compliance risk
Conduct and culture risk
Credit risk: gross exposure to credit risk, credit quality and concentration of exposures.	Credit risk
Market risk: trading portfolios – Value-at-Risk; non-trading portfolios – interest rate risk, foreign exchange risk and equity risk.	Market risk
Liquidity risk: liquid assets, maturity of financial assets and liabilities, and credit commitments.	Liquidity risk
We have provided quantitative disclosures related to credit risk consistent with Basel guidelines in the “Credit risk” section of the MD&A. The table below sets out the categories of the on-balance sheet exposures that are subject to the credit risk framework as set out in the CAR Guideline issued by OSFI under the different Basel approaches based on the carrying value of those exposures in our consolidated financial statements. The credit risk framework includes CCR exposures arising from OTC derivatives, repo-style transactions and trades cleared through CCPs, as well as securitization exposures. Items not subject to the credit risk framework include exposures that are subject to the market risk framework, amounts that are not subject to capital requirements or are subject to deduction from capital, and amounts relating to CIBC’s insurance subsidiaries, which are excluded from the scope of regulatory consolidation.

$ millions, as at October 31		IRB approach	Standardized approach	Other credit risk (1)	Securitization approach	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet
2025	Cash and deposits with banks	$38,725	$2,864	$2,414	$–	$44,003	$–	$44,003
	Securities	150,549	5,594	–	3,696	159,839	123,396	283,235
	Cash collateral on securities borrowed	21,694	3	–	–	21,697	–	21,697
	Securities purchased under resale agreements	66,181	–	–	2,863	69,044	17,651	86,695
	Loans (2)	548,529	16,267	1,155	25,086	591,037	2,859	593,896
	Allowance for credit losses	(4,085)	(307)	–	–	(4,392)	–	(4,392)
	Derivative instruments	38,352	–	–	–	38,352	–	38,352
	Other assets	25,125	1,832	9,769	130	36,856	16,596	53,452
	Total credit exposures	$885,070	$26,253	$13,338	$31,775	$956,436	$160,502	$1,116,938
2024	Total credit exposures	$839,643	$24,493	$12,107	$23,509	$899,752	$142,233	$1,041,985

(1)
Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions, and amounts below the thresholds for capital deduction that are risk-weighted at 250%.

(2)	Includes customers’ liability under acceptances of $10 million.